Fair Value Measurements (Details) - Recurring $ in Thousands	Dec. 31, 2022 USD ($)
Fair Value Measurements
Financial liabilities, fair value	$ 10,390
Level 3
Fair Value Measurements
Financial liabilities, fair value	10,390
Notes payable
Fair Value Measurements
Financial liabilities, fair value	7,756
Notes payable | Level 3
Fair Value Measurements
Financial liabilities, fair value	7,756
Research and development license consideration
Fair Value Measurements
Financial liabilities, fair value	2,634
Research and development license consideration | Level 3
Fair Value Measurements
Financial liabilities, fair value	$ 2,634